Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (41,718)	$ 9,043	$ 13,561
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	126,043	103,282	98,367
Net amortization of above- and below-market leases	(1,984)	(1,208)	(821)
Amortization of deferred financing expense	5,162	4,936	5,084
Vesting of Class B units	24,037	0	0
Amortization of corporate intangible assets	2,900	0	0
Gain on sale of properties and disposal of real estate assets	(2,502)	(4,356)	(190)
Net (gain) loss on write-off of unamortized capitalized leasing commissions, market debt adjustments, and deferred financing expense	(237)	317	2,260
Straight-line rent	(3,729)	(3,512)	(4,571)
Other	(137)	(1,485)	(118)
Changes in operating assets and liabilities:
Accounts receivable - affiliates	3,592	0	0
Other assets	(7,992)	(9,916)	(13,473)
Accounts payable - affiliates	(4,350)	(865)	4,145
Accounts payable and other liabilities	9,776	6,840	1,829
Net cash provided by operating activities	108,861	103,076	106,073
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(159,698)	(201,111)	(91,142)
Acquisition of PELP, net of cash acquired	(456,704)	0	0
Capital expenditures	(42,146)	(26,117)	(21,870)
Proceeds from sale of real estate	36,912	0	2,268
Change in restricted cash	887	1,011	(30)
Net cash used in investing activities	(620,749)	(226,217)	(110,774)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in credit facility	(115,400)	35,969	(150,700)
Proceeds from mortgages and loans payable	855,000	255,000	400,000
Payments on mortgages and loans payable	(83,387)	(110,875)	(77,324)
Payments of deferred financing expenses	(14,892)	(3,115)	(6,711)
Payments of Ordinary Dividends, Common Stock	(74,198)	(64,269)	(59,387)
Distributions to noncontrolling interests	(7,025)	(1,724)	(1,677)
Repurchases of common stock	(46,539)	(20,301)	(74,469)
Redemption of noncontrolling interest	(4,179)	0	0
Net cash (used in) provided by financing activities	509,380	90,685	29,732
Net (decrease) increase in cash and cash equivalents	(2,508)	(32,456)	25,031
CASH AND CASH EQUIVALENTS:
Cash and cash equivalents at beginning of period	8,224	40,680	15,649
Cash and cash equivalents	5,716	8,224	40,680
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	39,487	29,709	27,583
Fair value of assumed debt from real estate acquisitions	30,831	33,326	34,341
Fair value of assumed debt from the PELP transaction	504,740	0	0
Accrued capital expenditures	2,496	3,256	2,340
Change in offering costs payable to sponsor(s)	0	0	(75)
Change in distributions payable	39	185	(44)
Change in distributions payable - noncontrolling interests	2,100	158	158
Change in accrued share repurchase obligation	618	0	(1,669)
Distributions reinvested	49,126	58,872	63,803
Proceeds from restricted cash due to sale of real estate	(35,900)	35,900	0
Utilization of proceeds from restricted cash due to sale of real estate	6,339	0	0
Net restricted cash activity	$ (29,561)	$ 35,900	$ 0